Subordinated debentures	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Subordinated debentures

Note 18 Subordinated debentures
The debentures are unsecured obligations and are subordinated in right of payment to the claims of depositors and certain other creditors. The amounts presented below are net of our own holdings in these debentures, and include the impact of fair value hedges used for managing interest rate risk.

(Millions of Canadian dollars, except percentage and foreign currency)		Interest rate		Denominated in foreign currency (millions)		As at
Maturity	Earliest par value redemption date					October 31 2025	October 31 2024
January 27, 2026 (1)		4.65%		US$	1,500	$2,091	$2,026
December 23, 2029 (1) , (2)	December 23, 2024	2.88%				–	1,495
June 30, 2030 (1), (3)	June 30, 2025	2.088%				–	1,219
November 3, 2031 (1)	November 3, 2026	2.14%	(4)			1,628	1,708
May 3, 2032 (1)	May 3, 2027	2.94%	(5)			984	955
January 28, 2033 (1)	January 28, 2028	1.67%	(6)			967	935
February 1, 2033 (1)	February 1, 2028	5.01%	(7)			1,520	1,461
April 3, 2034 (1)	April 3, 2029	5.096%	(8)			2,038	2,020
August 8, 2034 (1)	August 8, 2029	4.829%	(9)			1,273	1,263
February 4, 2035 (1)	February 4, 2030	4.279%	(10)			1,512	–
July 3, 2035 (1)	July 3, 2030	4.214%	(11)			1,250	–
July 17, 2035 (1)	July 17, 2030	1.963%	(12)		¥26,000	232	–
October 1, 2083	Any interest payment date		(13)			224	224
November 1, 2083	Any interest payment date		(14)			9	9
June 29, 2085	Any interest payment date		(15)	US$	174	243	241
						$13,971	$13,556
Deferred financing costs						(10)	(10)
						$13,961	$13,546

(1)	The notes include
non-viability
contingent capital (NVCC) provisions, necessary for the notes to qualify as Tier 2 regulatory capital under Basel III. NVCC provisions require the conversion of the instrument into a variable number of common shares in the event that OSFI deems the Bank non-viable
or a federal or provincial government in Canada publicly announces that the Bank has accepted or agreed to accept a capital injection. In such an event, each note is convertible into common shares pursuant to an automatic conversion formula with a multiplier of 1.5 and a conversion price based on the greater of: (i) a floor price of $5.00 (subject to adjustment in certain circumstances), and (ii) the current market price of our common shares based on the volume weighted average trading price of our common shares on the Toronto Stock Exchange. The number of shares issued is determined by multiplying the par value of the note (including accrued and unpaid interest on such note) by the multiplier and then dividing the total by the conversion price.
(2)	On December 23, 2024, we redeemed all $1,500 million of our outstanding 2.88% subordinated debentures due December 23, 2029 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(3)	On June 30, 2025, we redeemed all $1,250 million of our outstanding 2.088% subordinated debentures due June 30, 2030 for 100% of their principal amount plus interest accrued to, but excluding, the redemption date.
(4)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.93% above the Daily Compounded CORRA.
(5)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.08% above the Daily Compounded CORRA.
(6)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 0.87% above the Daily Compounded CORRA.
(7)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 2.12% above the Daily Compounded CORRA.
(8)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.56% above the Daily Compounded CORRA.
(9)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.55% above the Daily Compounded CORRA.
(10)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.45% above the Daily Compounded CORRA.
(11)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.51% above the Daily Compounded CORRA.
(12)	Interest at stated interest rate until earliest par value redemption date, and thereafter at a rate of 1.02% above the 5-Year Tokyo Overnight Average Rate mid-swap rate.
(13)	Interest at a rate of 0.50% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
(14)	Interest at a rate of 0.75% plus the average of mid-market quotations for Government of Canada Treasury Bills maturing in or about 30 days from the date of quotation.
(15)	Interest at a rate of 0.44911% plus compounded SOFR. In the event of a reduction of the annual dividend we declare on our common shares, the interest payable on the debentures is reduced pro rata to the dividend reduction and the interest reduction is payable with the proceeds from the sale of newly issued common shares.

All redemptions, cancellations and exchanges of subordinated debentures are subject to the consent and approval of OSFI.
Maturity schedule
The aggregate maturities of subordinated debentures, based on the maturity dates under the terms of issue, are as follows:

As at

(Millions of Canadian dollars)	October 31 2025
Within 1 year	$2,091
1 to 5 years	–
5 to 10 years	11,404
Thereafter	476
$13,971